PRIVATE PLACEMENT (Details) - Private Placement - USD ($)		9 Months Ended	12 Months Ended
	Jul. 30, 2020	Sep. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock
Number of warrants to purchase shares issued			6,600,000
Price of warrants			$ 1.00
Aggregate purchase price			$ 6,600,000
Number of shares per warrant			1
Exercise price of warrant			$ 11.50
Private Placement Warrants
Subsidiary, Sale of Stock
Number of warrants to purchase shares issued	6,600,000	6,600,000
Price of warrants	$ 1.00	$ 1.00
Aggregate purchase price	$ 6,600,000	$ 6,600,000
Number of shares per warrant		1
Exercise price of warrant		$ 11.50